Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Uniform Mortgage-Backed Security TBA07/14/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Uniform Mortgage-Backed Security TBA07/14/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Government National Mortgage Association TBA07/21/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Uniform Mortgage-Backed Security TBA07/14/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Uniform Mortgage-Backed Security TBA07/14/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Government National Mortgage Association TBA07/21/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Uniform Mortgage-Backed Security TBA07/14/2055 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Uniform Mortgage-Backed Security TBA07/14/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Uniform Mortgage-Backed Security TBA07/14/2055 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Federal National Mortgage Association03/25/2028 3.127% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	119.80%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.00%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Commercial Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Uniform Mortgage-Backed Security TBA07/14/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Uniform Mortgage-Backed Security TBA07/14/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Government National Mortgage Association TBA07/21/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Uniform Mortgage-Backed Security TBA07/14/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Uniform Mortgage-Backed Security TBA07/14/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Government National Mortgage Association TBA07/21/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Uniform Mortgage-Backed Security TBA07/14/2055 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Uniform Mortgage-Backed Security TBA07/14/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Uniform Mortgage-Backed Security TBA07/14/2055 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Federal National Mortgage Association03/25/2028 3.127% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	119.80%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.00%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Commercial Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Uniform Mortgage-Backed Security TBA07/14/2055 3.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Uniform Mortgage-Backed Security TBA07/14/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Government National Mortgage Association TBA07/21/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Uniform Mortgage-Backed Security TBA07/14/2055 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Uniform Mortgage-Backed Security TBA07/14/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Government National Mortgage Association TBA07/21/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Uniform Mortgage-Backed Security TBA07/14/2055 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Uniform Mortgage-Backed Security TBA07/14/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Uniform Mortgage-Backed Security TBA07/14/2055 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Federal National Mortgage Association03/25/2028 3.127% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	119.80%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.00%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Commercial Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%